Related Party Balances and Transactions - Schedule of Related Party Balances (Details) - Balance With Related Parties [Member] - USD ($)		Sep. 30, 2024	Dec. 31, 2023
Balance with related parties:
Accounts receivable	[1]	$ 898,703	$ 1,094,225
Borrowings	[2]	5,000,000	5,000,000
Amount due to the holding company	[3]	18,469,331	2,906,261
Long-term investment – Investment E	[4]	525,097	522,531
Subscription receivable	[5]	$ 2,051,280

[1]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the holding company.
[2]	Amounts due to the holding company are those nontrade payables arising from transactions between the Company and the holding company, such as advances made by the holding company on behalf of the Company, advances made by the Company on behalf of the holding company, and allocated shared expenses paid by the holding company. During the nine months ended September 30, 2024 and 2023, amounts due to the holding company of nil and $12,593,384, respectively, were forgiven (see Note 14).
[3]	The Company purchased 4% equity interest in Investment E from a related party in May 2021, based on historical cost. The Company has a common director with Investment E.
[4]	Subscription receivable is related to the private placement commenced in November 2023, whose common stocks were issued to a director of the Company on May 2, 2024. The gross proceed of $2,051,280 in relation to the corresponding 1,418,680 shares of common stock is expected to be settled by the director of the Company on or before December 31, 2024.
[5]	Borrowing is obtained from the Company’s major stockholder of ultimate holding company. The amount was secured, interest-bearing and repayable by the end of November 2024, as extended (see Note 11).